Pension Benefits - Components of Net Periodic Pension Cost Relating to Benefit Plans (Detail) (Net periodic pension cost [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic pension cost [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 9,921	$ 8,978	$ 8,616
Interest cost	4,392	5,250	5,091
Expected return on plan assets	(5,270)	(5,805)	(5,431)
Amortization of net actuarial loss	1,980	371	281
Other	577	421	(3,390)
Net cost	$ 11,600	$ 9,215	$ 5,167